Property, plant and equipment, net	6 Months Ended
Sep. 30, 2021
Property, plant and equipment, net
Property, plant and equipment, net

3            Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2021	2021	2021
	RMB	RMB	US$
Buildings	603,910	607,070	94,216
Leasehold improvements	14,864	14,864	2,307
Machineries	219,626	221,193	34,328
Motor vehicles	18,598	18,839	2,924
Furniture, fixtures and equipment	56,029	56,231	8,727
Construction-in-progress	3,619	2,342	363
	916,646	920,539	142,865
Less: Accumulated depreciation	(417,990)	(436,105)	(67,682)
Total property, plant and equipment, net	498,656	484,434	75,183

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2020 and 2021 was RMB11,111 and RMB11,215 (US$1,741), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2020 and 2021 was RMB22,312 and RMB21,955 (US$3,407), respectively.